Segmented information - Detailed Report of Segments and Geographic Areas (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Capital markets [member]
Disclosure of operating segments [line items]
Taxable equivalent basis adjustment	$ 71	$ 68	$ 64	$ 139	$ 126